UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)

Common Stocks 97.7%
Health Care 97.7%
Biotechnology 18.2%
Alexion Pharmaceuticals, Inc.*	44,000	1,622,720
Amgen, Inc.*	61,200	3,932,712
Amylin Pharmaceuticals, Inc.* (a)	26,100	1,015,551
Arena Pharmaceuticals, Inc.* (a)	77,800	984,170
Biogen Idec, Inc.*	44,395	2,006,210

BioMarin Pharmaceutical, Inc.*	122,800	2,091,284
Celgene Corp.*	73,000	3,890,900
Gen-Probe, Inc.*	43,900	2,108,078
Genentech, Inc.*	53,800	4,539,106
Genmab A/S*	28,100	1,666,905
Genzyme Corp.*	82,500	5,098,500
Gilead Sciences, Inc.*	63,500	4,544,060
Keryx Biopharmaceuticals, Inc.*	90,800	1,035,120
Medicines Co.*	44,700	1,205,559
PDL BioPharma, Inc.*	86,400	1,649,376
Vertex Pharmaceuticals, Inc.*	65,300	2,004,057

		39,394,308
Health Care Services 25.9%
Aetna, Inc.	70,600	3,125,462
Allscripts Healthcare Solutions, Inc.* (a)	39,700	1,075,076
Cardinal Health, Inc.	42,200	2,957,798
Caremark Rx, Inc.	60,000	3,695,400
Cerner Corp.* (a)	50,300	2,621,133
Covance, Inc.*	54,000	3,329,640
CVS Corp.	79,100	2,484,531
DaVita, Inc.*	42,700	2,329,285
Fresenius Medical Care AG & Co. (a)	20,841	2,954,895
HealthExtras, Inc.*	40,100	1,062,650
Henry Schein, Inc.*	48,100	2,509,377
IMS Health, Inc.	76,700	2,215,096
McKesson Corp.	106,600	5,944,016
Medco Health Solutions, Inc.*	57,526	3,889,333
Pharmaceutical Product Development, Inc.	118,500	3,767,115
Quality Systems, Inc. (a)	41,200	1,686,316
UnitedHealth Group, Inc.	102,920	5,372,424
WellPoint, Inc.*	66,800	5,303,252

		56,322,799
Hospital Management 0.8%
Community Health Systems, Inc.*	44,600	1,661,350
Life Sciences Equipment 2.0%
Thermo Fisher Scientific, Inc.*	96,000	4,345,920
Medical Supply & Specialty 16.8%
Alcon, Inc.	22,500	2,803,950
ArthroCare Corp.*	28,400	1,032,340
Baxter International, Inc.	157,700	7,886,577
Beckman Coulter, Inc.	17,200	1,103,552
Becton, Dickinson & Co.	32,600	2,477,274
C.R. Bard, Inc.	39,300	3,136,140
Dade Behring Holdings, Inc.	27,300	1,118,208
Hologic, Inc.*	38,400	2,113,920
Hospira, Inc.*	45,400	1,737,458
Immucor, Inc.*	51,500	1,531,610
Medtronic, Inc.	61,200	3,082,032
Mentor Corp.	23,200	1,113,832
ResMed, Inc.*	30,500	1,457,290
Respironics, Inc.*	35,400	1,450,338
SonoSite, Inc.* (a)	29,800	896,384
Stryker Corp.	36,800	2,282,336

Viasys Healthcare, Inc.*	43,400	1,342,362

		36,565,603
Pharmaceuticals 34.0%
Abbott Laboratories	97,100	5,303,602
Allergan, Inc.	19,600	2,189,516
Astellas Pharma, Inc.	87,000	3,813,093
AstraZeneca PLC	54,779	3,069,603
Bristol-Myers Squibb Co.	90,400	2,385,656
Cardiome Pharma Corp.*	104,600	1,152,692
Eli Lilly & Co.	81,300	4,279,632
Forest Laboratories, Inc.*	24,700	1,278,472
Ista Pharmaceuticals, Inc.* (a)	161,600	1,312,192
Johnson & Johnson	67,300	4,243,265
Merck KGaA (a)	36,114	4,492,926
Novartis AG (Registered) (a)	95,562	5,308,607
Pfizer, Inc.	212,350	5,300,256
Roche Holding AG (Genusschein)	40,085	7,137,164
Sanofi-Aventis (a)	61,503	5,219,190
Schering-Plough Corp.	235,600	5,531,888
Shire PLC (ADR)	53,500	3,449,145
Stada Arzneimittel AG (a)	39,900	2,293,546
Wyeth	122,900	6,012,268

		73,772,713

Total Common Stocks (Cost $152,078,252)		212,062,693
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $25,393,403)	25,393,403	25,393,403
Cash Equivalents 0.2%
Cash Management QP Trust, 5.31% (d) (Cost $454,307)	454,307	454,307
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 177,925,962)	109.6	237,910,403
Other Assets and Liabilities, Net	(9.6)	(20,865,211)

Net Assets	100.0	217,045,192

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2007 amounted to $24,350,715 which is 11.2% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007